INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Securitize, Inc. and Subsidiaries
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS
Intangible Assets
Intangible assets, net, as disclosed in this note exclude digital assets, that qualify as intangible assets, which are presented within ‘Digital assets from operations’, ‘Digital assets held for investment’, and ‘Digital assets receivable’, in the unaudited condensed consolidated balance sheets. Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

March 31, 2026	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,597,910)	$17,567,021	10.6
Non-compete agreements	240,000	(225,333)	14,667	0.3
Licenses	120,150	(98,123)	22,027	0.9
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,921,366)	$20,033,715

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Trademarks	—	—	—
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299
Definite-lived intangible assets
Amortization expense was $522,584 and $300,916 for the three months ended March 31, 2026 and 2025, respectively.
Indefinite-lived intangible assets (excluding goodwill)
Management determined there were no triggering events identified during the three months ended March 31, 2026 and 2025. Therefore, no impairment charges were recorded for the three months ended March 31, 2026 and 2025. The trading license continues to be classified as an indefinite-lived intangible asset, and management will continue to monitor relevant factors that could impact its recoverability.
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets
Intangible assets, net, as disclosed in this note exclude digital assets, that qualify as intangible assets, which are presented within ‘Digital assets’, ‘Digital assets receivable’, and ‘Stablecoins’ in the consolidated balance sheets. Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299

December 31, 2024	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$14,764,931	$(4,309,198)	$10,455,733	11.4
Non-compete agreements	240,000	(183,111)	56,889	0.8
Licenses	120,150	(68,085)	52,065	2.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$17,555,081	$(4,560,394)	$12,994,687
Definite-lived intangible assets
Amortization expense was $1,838,388 and $978,166 for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, expected future amortization expense is as follows:

Year Ending December 31,
2026	$2,093,001
2027	2,054,308
2028	2,050,303
2029	2,050,303
2030	2,050,303
Thereafter	7,828,081
$18,126,299
Indefinite-lived intangible assets (excluding goodwill)
As of October 1, 2025 and 2024, the Company performed its annual qualitative impairment assessments of its trading license. In each period, management evaluated a range of factors that could affect the fair value of the asset, including macroeconomic conditions, industry and market trends, the regulatory and legal environment, cost structure, overall financial performance, changes in the carrying amount of the asset, and other entity-specific considerations.
Based on these qualitative assessments, management concluded in both years that it was not more likely than not that the fair value of the trading license was less than its carrying amount. Accordingly, no quantitative impairment tests were required, and no impairment charges were recognized for the years ended December 31, 2025 and 2024.
The trading license continues to be classified as an indefinite-lived intangible asset, and management will continue to monitor relevant factors that could impact its recoverability.
The Company’s digital assets initially measured at cost are tested for impairment by comparing the digital asset’s fair value to its carrying value. An impairment loss is recognized whenever the carrying value exceeds quoted market prices of the respective digital asset during the period. The Company notes that the Company’s digital assets measured at cost were not significant as of December 31, 2025 and consisted entirely of stablecoins as of December 31, 2024.
Goodwill
The following table summarizes the changes in the carrying amount of Goodwill for the periods indicated:

	Continuing Operations	Discontinued Operations
January 1, 2024	$10,512,975	$8,995,793
Goodwill recognized in connection with the Theorem acquisition	2,817,294	—
Less: Impairment of Securitize for Advisors goodwill	—	(3,000,000)
December 31, 2024	$13,330,269	$5,995,793
Less: Impairment of Securitize for Advisors goodwill	—	(4,122,926)
Goodwill recognized in connection with the MG Stover acquisition	13,035,001	—
Less: Sale of Securitize for Advisors	—	(1,872,867)
December 31, 2025	$26,365,270	$—
The Company performs its annual goodwill impairment test as of October 1 in accordance with ASC 350, Intangibles — Goodwill and Other. During 2025, the Company elected to perform a qualitative assessment to determine whether it is more likely than not that the fair value of any of its reporting units is less than their respective carrying amounts. In conducting this assessment, management considered the totality of relevant events and circumstances as outlined in ASC 350-20-35-3C, including but not limited to: macroeconomic conditions and industry trends; changes in the Company’s overall financial performance; market capitalization and share price trends; operational results and forecasts for each reporting unit; access to capital and cost of financing; entity-specific developments such as changes in management, strategy, or customer base. Based on this assessment, the Company concluded that it was not more likely than not that the fair values of the reporting unit were less than their carrying amounts; therefore, quantitative goodwill impairment tests were not required and the Company concluded there was no impairment.
During the fourth quarter of 2024, the Company identified a triggering event requiring an evaluation of goodwill associated with its Securitize for Advisors reporting unit, as year-to-date financial performance had fallen short of expectations. As part of the resulting goodwill impairment analysis, the Company recorded an impairment charge of $3,000,000 for the year ended December 31, 2024, and continually monitored this indicator during the year ended December 31, 2025. During the year ended December 31, 2025, the Company commenced the process of finding a buyer for the Securitize for Advisors reporting unit and estimated that the total consideration expected from its potential sale would be substantially less than the carrying value of the reporting unit. Therefore, the Company recorded a goodwill impairment charge of $4,122,926 based on the total consideration expected from the sale of the Securitize for Advisors reporting unit. Securitize for Advisors was sold on November 26, 2025.